INVESTMENT GRADE INCOME FUND PROSPECTS SUPPLEMENT DTD 12-1-2011 EATON VANCE INVESTMENT GRADE INCOME FUND Supplement to Prospectus dated May 1, 2011
Eaton Vance Investment Grade Income Fund
1. The following replaces “Fees and Expenses of the Fund” in “Fund Summary”:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 16 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Investment Grade Income Fund	Class A	Class I
Shareholder Fees Column [Text]	Class A	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	none	none

Annual Fund Operating Expenses		Eaton Vance Investment Grade Income Fund	Eaton Vance Investment Grade Income Fund Class A	Eaton Vance Investment Grade Income Fund Class I
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees			0.45%	0.45%
Distribution and Service (12b-1) Fees			0.25%
Other Expenses			0.56%	0.56%
Total Annual Fund Operating Expenses			1.26%	1.01%
Expense Reimbursement	[2]		(0.51%)	(0.51%)
Total Annual Fund Operating Expenses After Expense Reimbursement			0.75%	0.50%
[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
[2]	The administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.75% for Class A shares and 0.50% for Class I shares. This expense reimbursement will continue through April 30, 2012. Any amendments of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment during the current fiscal year to the extent expenses are less than the contractual expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Investment Grade Income Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A shares	548	808	1,087	1,833
Class I	Class I shares	51	271	508	1,190

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Investment Grade Income Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A shares	548	808	1,087	1,833
Class I	Class I shares	51	271	508	1,190